Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	HARBOR FUNDS
Central Index Key	0000793769
Amendment Flag	false
Document Creation Date	Mar. 05, 2013
Document Effective Date	Mar. 05, 2013
Prospectus Date	Mar. 01, 2013